Income Taxes Provision (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Tax Contingency [Line Items]
Current Federal Tax Expense (Benefit)					$ (17,312)	$ 43,777	$ 41,858
Current State and Local Tax Expense (Benefit)					1,937	3,592	4,388
Current Income Tax Expense (Benefit)					(15,375)	47,369	46,246
Deferred Federal Income Tax Expense (Benefit)					46,705	8,744	(10,853)
Deferred State and Local Income Tax Expense (Benefit)					(2,545)	4,860	(540)
Deferred Income Tax Expense (Benefit)			(8,347)	39,272	44,160	13,604	(11,393)
Income Tax Expense (Benefit)	$ 6,395	$ 13,333	$ 13,189	$ 20,193	$ 28,785	$ 60,973	$ 34,853